STOCKHOLDERS' EQUITY (Q1) (Details)	Jun. 14, 2022 day $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Sponsor earnout shares (in shares) | shares	1,000,000
Stock price trigger (in dollars per share) | $ / shares	$ 12
Number of trading days	20
Number of consecutive trading days	30
Capital stock authorized (in shares) | shares	350,000,000
Common stock, shares authorized (in shares) | shares	300,000,000	300,000,000	300,000,000	300,000,000
Preferred stock, shares authorized (in shares) | shares	50,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001
Contingent And Earnout Shares, Scenario One
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares) | shares	7,000,000
Contingent and earnout shares, stock price threshold (usd per share) | $ / shares	$ 12
Contingent and earnout shares, stock price threshold, triggering event period	20
Contingent and earnout shares, stock price threshold, trading days period	30
Contingent and earnout shares, stock price threshold, contingency period (in months)	60 months
Contingent And Earnout Shares, Scenario Two
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares) | shares	2,250,000
Contingent and earnout shares, stock price threshold (usd per share) | $ / shares	$ 15
Contingent and earnout shares, stock price threshold, triggering event period	20
Contingent and earnout shares, stock price threshold, trading days period	30
Contingent and earnout shares, stock price threshold, contingency period (in months)	60 months
Contingent And Earnout Shares, Scenario Three
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares) | shares	1,250,000
Contingent and earnout shares, stock price threshold (usd per share) | $ / shares	$ 18
Contingent and earnout shares, stock price threshold, triggering event period	20
Contingent and earnout shares, stock price threshold, trading days period	30
Contingent and earnout shares, stock price threshold, contingency period (in months)	60 months